Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: October 2006

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: October 31, 2006

(b)	Interest Period: October 16, 2006 to November 15, 2006

(1)	Interest Period for New Issuances:

A2006-5: October 2, 2006 to November 15, 2006

A2006-6: October 30, 2006 to November 15, 2006

(c)	Determination Date: November 13, 2006

(d)	Distribution Date: November 15, 2006

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name:	Patricia Garvey
Title:	Vice President